                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02932

                    Morgan Stanley High Yield Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                 10020
    (Address of principal executive offices)                 (Zip code)

                               Ronald E. Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: August 31, 2006

Date of reporting period: August 31, 2006

Item 1 - Report to Shareholders
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Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley High Yield Securities Inc. performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
FOR THE YEAR ENDED AUGUST 31, 2006

TOTAL RETURN FOR THE 12 MONTHS ENDED AUGUST 31, 2006

                                            LEHMAN
                                        BROTHERS U.S.
                                          CORPORATE                  LIPPER HIGH
                                             HIGH                      CURRENT
                                           YIELD-2%        CSFB       YIELD BOND
                                          ISSUER CAP    HIGH YIELD      FUNDS
CLASS A   CLASS B   CLASS C   CLASS D      INDEX(1)      INDEX(2)      INDEX(3)

 3.84%     3.34%     3.25%     4.11%        4.83%         5.44%        4.89%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS

In the early months of the reporting period, the economy continued to show resilience, inflation remained in check and the equity market improved. Together, these factors provided support for the high yield market, helping to keep returns in positive territory despite a declining appetite for corporate credit risk and rising interest rates.

In the first quarter of 2006, the high yield market benefited from a rekindled investor interest in adding risk, which was fueled by continued solid economic growth and a briskly rising equity market. The healthy gains in the high yield market came despite declining Treasury prices, tight credit spreads, moderate new issuance and outflows from mutual funds. Against this backdrop, the riskiest segment of the bond market -- securities rated CCC and below -- had the best showing, outperforming higher-quality issues.

Although returns dipped in the second quarter, the high yield market still fared better than most other asset classes, including equities. The low positive returns of the high yield market came despite robust new issuance, increased market volatility and lower Treasury prices. Lower-rated bonds continued to outperform their higher-rated counterparts, with CCC-rated securities turning in the best returns.

In the last months of the reporting period, high yield prices rebounded nicely as investors appeared confident that good economic growth and loose credit conditions would continue to be positive for high yield credits. High yield bonds again outpaced equities. However, because of their high correlation to Treasuries, which rallied in July, higher-quality fixed-income securities posted better overall returns than lower-rated, high yield bonds. Of note, the Federal Open Market Committee (the "Fed") finally paused in its two-year long series of interest-rate increases, electing not to raise the target federal funds rate at its August meeting.

Industry returns varied considerably across individual sectors, many of which were significantly influenced by individual companies. For example, the aerospace sector benefited from a rebound in airline issues, while poor performance of auto-related companies hindered the transportation sector. In the second half of the period, however, transportation and manufacturing were the best performing sectors due to strong gains by the auto industry. In July, the health care sector was hurt by

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the announcement that HCA, one of the larger issuers in high yield, had agreed to be bought out in a highly leveraged transaction.

PERFORMANCE ANALYSIS

Morgan Stanley High Yield Securities Inc. underperformed the Lehman Brothers U.S. Corporate High Yield-2% Issuer Cap Index (the "Index"), the CSFB High Yield Index and the Lipper High Current Yield Bond Funds Index for the 12 months ended August 31, 2006, assuming no deduction of applicable sales charges.

In general, the Fund was overweighted versus the Index in the chemicals and food/tobacco sectors, and underweighted in utilities throughout the reporting year which detracted from performance. Early in the period, the Fund was also underweight versus the Index in the transportation sector, which was beneficial to performance given the struggles in the auto industry. From January through August, the Fund had an overweight in transportation companies relative to the Index, which helped performance as the sector rebounded. Strong security selection in the sector, as well as in the utilities sector, also added to performance. On a less positive note, security selection in forest products detracted from performance.

Regarding credit risk, the Fund's overall average credit quality was in line with the Index early in the period but its yield-to-maturity was comparatively lower, signifying less relative credit risk. We began reducing the risk in the portfolio in order to take advantage of our belief that high yield prices may move lower and that spreads, which were tighter than historical averages, may widen. We continued this defensive strategy throughout the duration of the reporting period, which tempered the Fund's returns from February through May, but was additive to performance over the last three months of the period when higher-rated bonds outperformed lower-quality issues.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM AS DISCUSSED HEREIN OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

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TOP FIVE INDUSTRIES

Electric Utilities          6.9%
Chemicals: Specialty        5.5
Oil & Gas Production        5.0
Casino/Gaming               4.5
Cable/Satellite TV          3.9

LONG-TERM CREDIT ANALYSIS

A/A                          2.1%
Baa/BBB+                     2.3
Ba/BB-                      26.0
B/B                         51.2
Caa/CCC                     16.6
NR/NA                        1.8

DATA AS OF AUGUST 31, 2006. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS AND ALL PERCENTAGES FOR LONG-TERM CREDIT ANALYSIS ARE AS A PERCENTAGE OF TOTAL LONG-TERM INVESTMENTS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN FIXED-INCOME SECURITIES (INCLUDING ZERO COUPON SECURITIES) RATED BELOW BAA BY MOODY'S INVESTORS SERVICE ("MOODY'S") OR BELOW BBB BY STANDARD & POOR'S RATING GROUP, A DIVISION OF THE MCGRAW-HILL COMPANIES, INC. ("S&P"), OR IN NON-RATED SECURITIES CONSIDERED BY THE FUND'S INVESTMENT ADVISER TO BE APPROPRIATE INVESTMENTS FOR THE FUND. SUCH SECURITIES MAY ALSO INCLUDE "RULE 144A" SECURITIES, WHICH ARE SUBJECT TO RESALE RESTRICTIONS. SHAREHOLDERS OF THE FUND WILL RECEIVE AT LEAST 60 DAYS' PRIOR NOTICE OF ANY CHANGES IN THIS POLICY. SECURITIES RATED BELOW BAA OR BBB ARE COMMONLY KNOWN AS "JUNK BONDS." THERE ARE NO MINIMUM QUALITY RATINGS FOR INVESTMENTS, AND AS SUCH THE FUND MAY INVEST IN SECURITIES WHICH NO LONGER MAKE PAYMENTS OF INTEREST OR PRINCIPAL.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER,

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OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY
ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

PERFORMANCE OF $10,000 INVESTMENT-CLASS A AND CLASS D

                                     [CHART]

($ IN THOUSANDS)
ENDING VALUE

                                    Lehman Brothers U.S.
                                         Corporate                              Lipper High
                                    High Yield-2% Issuer      CSFB High        Current Yield
            CLASS A++   CLASS D++       Cap Index(1)       Yield Index(2)   Bond Funds Index(3)
31-Aug-96    $ 9,575     $10,000           $10,000             $10,000            $10,000
31-Aug-97    $10,986     $11,501           $11,496             $11,543            $11,556
31-Aug-98    $11,030     $11,574           $11,874             $11,711            $11,710
31-Aug-99    $11,192     $11,767           $12,361             $12,266            $12,347
31-Aug-00    $10,198     $10,744           $12,501             $12,521            $12,427
31-Aug-01    $ 6,420     $ 6,774           $12,560             $12,588            $11,491
31-Aug-02    $ 5,027     $ 5,321           $11,768             $12,282            $10,484
31-Aug-03    $ 6,026     $ 6,429           $14,640             $15,119            $12,768
31-Aug-04    $ 6,954     $ 7,388           $16,682             $17,337            $14,397
31-Aug-05    $ 7,430     $ 7,908           $18,200             $18,895            $15,699
31-Aug-06    $ 7,715     $ 8,233           $19,079             $19,922            $16,468

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2006

                   CLASS A SHARES*   CLASS B SHARES**    CLASS C SHARES+   CLASS D SHARES++
                  (SINCE 09/26/79)   (SINCE 07/28/97)   (SINCE 07/28/97)   (SINCE 09/26/79)
SYMBOL                  HYLAX              HYLBX              HYLCX              HYLDX
1 YEAR                 3.84%(4)           3.34%(4)          3.25%(4)            4.11%(4)
                      (0.58)(5)          (1.49)(5)          2.29(5)               --
5 YEARS                3.74(4)            3.01(4)           3.01(4)             3.98(4)
                       2.85(5)            2.75(5)           3.01(5)               --
10 YEARS              (2.14)(4)             --                --               (1.93)(4)
                      (2.56)(5)             --                --                  --
SINCE INCEPTION        4.99(4)           (4.34)(4)         (4.39)(4)            5.24(4)
                       4.82(5)           (4.34)(5)         (4.39)(5)              --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

PRIOR TO JULY 28, 1997 THE FUND OFFERED ONLY ONE CLASS OF SHARES. BECAUSE THE DISTRIBUTION ARRANGEMENT FOR CLASS A MOST CLOSELY RESEMBLED THE DISTRIBUTION ARRANGEMENT APPLICABLE PRIOR TO THE IMPLEMENTATION OF MULTIPLE CLASSES (I.E., CLASS A IS SOLD WITH A FRONT-END SALES CHARGE), HISTORICAL PERFORMANCE INFORMATION HAS BEEN RESTATED TO REFLECT THE ACTUAL MAXIMUM SALES CHARGE APPLICABLE TO CLASS A (I.E., 4.25%) AS COMPARED TO THE 5.50% SALES CHARGE IN EFFECT PRIOR TO JULY 28, 1997. IN ADDITION, CLASS A SHARES ARE NOW SUBJECT TO AN ONGOING 12B-1 FEE WHICH IS REFLECTED IN THE RESTATED PERFORMANCE FOR THAT CLASS. BECAUSE ALL SHARES OF THE FUND HELD PRIOR TO JULY 28, 1997 WERE DESIGNATED CLASS D SHARES, THE FUND'S HISTORICAL PERFORMANCE HAS BEEN RESTATED TO REFLECT THE ABSENCE OF ANY SALES CHARGE.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 4.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD - 2% ISSUER CAP INDEX IS THE 2% ISSUER CAP COMPONENT OF THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD INDEX WHICH COVERS THE U.S. DOLLAR-DENOMINATED, NON-INVESTMENT GRADE, FIXED-RATE, TAXABLE CORPORATE BOND MARKET. SECURITIES ARE CLASSIFIED AS HIGH-YIELD IF THE MIDDLE RATING OF MOODY'S, FITCH, AND S&P IS BA1/BB+/BB+ OR BELOW. THE INDEX EXCLUDES EMERGING MARKETS DEBT. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE FUND'S BENCHMARK WAS CHANGED FROM THE CSFB HIGH YIELD INDEX TO THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD - 2% ISSUER CAP INDEX TO MORE ACCURATELY REFLECT THE FUND'S INVESTIBLE UNIVERSE.

(2) THE CSFB HIGH YIELD INDEX IS DESIGNED TO MIRROR THE INVESTIBLE UNIVERSE OF THE U.S. DOLLAR--DENOMINATED HIGH YIELD DEBT MARKET. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(3) THE LIPPER HIGH CURRENT YIELD BOND FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER HIGH CURRENT YIELD BOND FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(5) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

~    ENDING VALUE ASSUMING A COMPLETE REDEMPTION ON AUGUST 31, 2006.

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EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/06 - 08/31/06.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                    BEGINNING         ENDING       EXPENSES PAID
                                                  ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                  -------------   -------------   ---------------
                                                                                     03/01/06 -
                                                     03/01/06        08/31/06         08/31/06
                                                  -------------   -------------   ---------------
CLASS A
Actual (2.75% return)                               $1,000.00       $1,027.50          $6.49
Hypothetical (5% annual return before expenses)     $1,000.00       $1,018.80          $6.46
CLASS B
Actual (1.91% return)                               $1,000.00       $1,019.10          $9.01
Hypothetical (5% annual return before expenses)     $1,000.00       $1,016.28          $9.00
CLASS C
Actual (1.86% return)                               $1,000.00       $1,018.60          $9.51
Hypothetical (5% annual return before expenses)     $1,000.00       $1,015.78          $9.50
CLASS D
Actual (2.88% return)                               $1,000.00       $1,028.80          $5.22
Hypothetical (5% annual return before expenses)     $1,000.00       $1,020.06          $5.19

----------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.27%, 1.77%, 1.87% AND 1.02% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD). IF THE FUND HAD BORNE ALL OF ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE RATIOS WOULD HAVE BEEN 1.36%, 1.86%, 1.96% AND 1.11% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY.

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When a fund underperforms its performance peer group, the Board discusses with the Adviser the causes of the underperformance and, where necessary, specific changes to the fund's investment strategy or investment personnel. The Board concluded that the Fund can reasonably be expected to be competitive with that of its performance peer group based on recent action taken or proposed to be taken by the Adviser with respect to the Fund's investment strategy and/or investment personnel.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES

The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS

The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES

The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS

The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser. The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS

The Board considered whether the Adviser realizes any benefits from commissions paid to brokers who execute securities transactions for the Fund ("soft dollars"). The Board noted that the Fund invests primarily in fixed income securities, which do not generate soft dollars.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER

The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION

After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

MORGAN STANLEY HIGH YIELD SECURITIES INC.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2006

AMOUNT IN                                             COUPON    MATURITY
THOUSANDS                                              RATE       DATE        VALUE
--------------------------------------------------------------------------------------
            Corporate Bonds (94.9%)
            ADVERTISING/MARKETING SERVICES (0.3%)
  $  825    Advanstar Communications, Inc.             10.75%   08/15/10   $   895,125
                                                                           -----------
            AEROSPACE & DEFENSE (1.1%)
   2,995    K&F Acquisition Inc.                        7.75    11/15/14     2,995,000
                                                                           -----------
            ALUMINUM (1.1%)
   3,310    Novelis, Inc. - 144A* (Canada)              8.25**  02/15/15     3,161,050
                                                                           -----------
            APPAREL/FOOTWEAR (1.6%)
   2,825    Levi Strauss & Co.                        10.258**  04/01/12     2,930,938
   1,525    Oxford Industries, Inc.                    8.875    06/01/11     1,547,875
                                                                           -----------
                                                                             4,478,813
                                                                           -----------
            APPAREL/FOOTWEAR RETAIL (0.6%)
   1,620    Brown Shoe Co., Inc.                        8.75    05/01/12     1,676,700
                                                                           -----------
            AUTO PARTS: O.E.M. (1.4%)
   1,610    ArvinMeritor, Inc.                          8.75    03/01/12     1,577,800
   2,275    TRW Automotive, Inc.                       9.375    02/15/13     2,439,937
                                                                           -----------
                                                                             4,017,737
                                                                           -----------
            BROADCASTING (0.8%)
   1,630    LIN Television Corp.                        6.50    05/15/13     1,511,825
     950    LIN Television Corp. (Series B)             6.50    05/15/13       881,125
                                                                           -----------
                                                                             2,392,950
                                                                           -----------
            BUILDING PRODUCTS (2.1%)
     865    Interface Inc.                              7.30    04/01/08       870,406
   2,750    Interface Inc.                              9.50    02/01/14     2,839,375
   2,450    Nortek Inc.                                 8.50    09/01/14     2,290,750
                                                                           -----------
                                                                             6,000,531
                                                                           -----------
            CABLE/SATELLITE TV (3.9%)
   3,165    Cablevision Systems Corp. (Series B)        9.62**  04/01/09     3,390,506
     893    CCH I LLC /CCH /CAPCO                      11.00    10/01/15       797,002
   1,940    Echostar DBS Corp.                         6.375    10/01/11     1,893,925
     285    Intelsat Sub Holdings Co Ltd. (Bermuda)     8.25    01/15/13       285,712
   2,555    Intelsat Sub Holdings Co Ltd. (Bermuda)    8.625    01/15/15     2,593,325
   1,910    Intelsat Sub Holdings Co Ltd. (Bermuda)   10.484**  01/15/12     1,948,200
     165    NTL Cable PLC (United Kingdom)             9.125    08/15/16       171,600
                                                                           -----------
                                                                            11,080,270
                                                                           -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

AMOUNT IN                                                   COUPON     MATURITY
THOUSANDS                                                    RATE        DATE         VALUE
---------------------------------------------------------------------------------------------
            CASINO/GAMING (4.5%)
 $27,175    Aladdin Gaming Holdings/
               Capital Corp. LLC (Series B) (a) (b) (g)      13.50**%  03/01/10   $         0
   3,185    Isle of Capri Casinos                             7.00     03/01/14     3,041,675
   2,000    Las Vegas Sands Corp.                            6.375     02/15/15     1,870,000
   4,470    MGM Mirage Inc.                                   6.00     10/01/09     4,391,775
  27,634    Resort At Summerlin LP/
               Ras Co. (Series B) (a) (b) (g)                13.00+    12/15/07             0
   2,980    Station Casinos, Inc.                             6.00     04/01/12     2,864,525
     265    Station Casinos, Inc.                            6.875     03/01/16       246,781
     495    Station Casinos, Inc.                             7.75     08/15/16       512,944
                                                                                  -----------
                                                                                   12,927,700
                                                                                  -----------
            CHEMICALS: MAJOR DIVERSIFIED (0.5%)
   1,445    Westlake Chemical Corp.                          6.625     01/15/16     1,379,975
                                                                                  -----------
            CHEMICALS: SPECIALTY (5.5%)
   2,775    Equistar Chemical Funding                       10.125     09/01/08     2,941,500
   1,845    Innophos, Inc.                                   8.875**   08/15/14     1,854,225
   1,716    Innophos Investments                            13.405**+  02/15/15     1,784,977
   1,045    Koppers Holdings, Inc.                           9.875++   11/15/14       775,913
     915    Koppers Industry Inc.                            9.875     10/15/13       995,063
   1,190    Millennium America, Inc.                          9.25     06/15/08     1,222,725
   1,320    Nalco Co.                                         7.75     11/15/11     1,349,700
   1,920    Nalco Co.                                        8.875     11/15/13     1,987,200
   2,616    Rockwood Specialties, Group.                    10.625     05/15/11     2,818,740
                                                                                  -----------
                                                                                   15,730,043
                                                                                  -----------
            COAL (1.3%)
     860    Foundation PA Coal Co.                            7.25     08/01/14       840,650
   3,225    Massey Energy Co.                                6.875     12/15/13     3,007,313
                                                                                  -----------
                                                                                    3,847,963
                                                                                  -----------
            COMMERCIAL PRINTING/FORMS (0.7%)
   2,090    Quebecor World Capital Corp. - 144A* (Canada)     8.75     03/15/16     1,975,050
                                                                                  -----------
            CONTAINERS/PACKAGING (3.4%)
   2,020    Graham Packaging Company Inc.                     8.50     10/15/12     1,964,450
   1,500    Graham Packaging Company Inc.                    9.875     10/15/14     1,451,250
   2,625    Graphic Packaging International Corp.             9.50     08/15/13     2,651,250
     850    Owens-Brockway Glass Containers Corp.             8.75     11/15/12       907,375
   1,765    Owens-Illinois, Inc.                              7.35     05/15/08     1,773,825
     950    Owens-Illinois, Inc.                              7.50     05/15/10       945,250
                                                                                  -----------
                                                                                    9,693,400
                                                                                  -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

AMOUNT IN                                                  COUPON     MATURITY
THOUSANDS                                                   RATE        DATE         VALUE
---------------------------------------------------------------------------------------------
            DATA PROCESSING SERVICES (0.8%)
  $  171    Sungard Data Systems, Inc.                      9.973**%   08/15/13   $   179,550
   1,965    Sungard Data Systems, Inc.                      9.125      08/15/13     2,038,688
                                                                                  -----------
                                                                                    2,218,238
                                                                                  -----------
            ELECTRIC UTILITIES (6.9%)
     415    AES Corp. (The)                                  7.75      03/01/14       429,525
     347    AES Corp. (The)                                 8.875      02/15/11       373,025
     497    AES Corp. (The)                                 9.375      09/15/10       539,245
   1,100    AES Corp. (The) - 144A*                          9.00      05/15/15     1,192,125
   2,420    CMS Energy Corp.                                 7.50      01/15/09     2,498,650
     910    IPALCO Enterprises, Inc.                        8.375**    11/14/08       944,125
     965    IPALCO Enterprises, Inc.                        8.625**    11/14/11     1,039,787
   2,925    Monongahela Power Co.                            5.00      10/01/06     2,923,184
   1,450    MSW Energy Holdings/Finance II (Series B)       7.375      09/01/10     1,464,500
     695    MSW Energy Holdings/Finance (Series B)           8.50      09/01/10       719,325
   1,940    Nevada Power Co. (Series A)                      8.25      06/01/11     2,134,834
   1,889    Nevada Power Co.                                 9.00      08/15/13     2,068,602
   3,320    PSEG Energy Holdings Inc.                       8.625      02/15/08     3,436,200
                                                                                  -----------
                                                                                   19,763,127
                                                                                  -----------
            ELECTRICAL PRODUCTS (1.2%)
   3,409    Ormat Funding Corp.                              8.25      12/30/20     3,451,864
                                                                                  -----------
            ENVIRONMENTAL SERVICES (1.4%)
     840    Allied Waste North America, Inc.                6.375      04/15/11       819,000
   1,515    Allied Waste North America, Inc.                 6.50      11/15/10     1,496,062
   1,546    Allied Waste North America, Inc. (Series B)      9.25      09/01/12     1,661,950
                                                                                  -----------
                                                                                    3,977,012
                                                                                  -----------
            FINANCE/RENTAL/LEASING (1.2%)
   1,780    Ford Motor Credit Corp.                          5.80      01/12/09     1,706,075
   1,810    Residential Capital Corp.                       6.375      06/30/10     1,827,231
                                                                                  -----------
                                                                                    3,533,306
                                                                                  -----------
            FINANCIAL CONGLOMERATES (1.8%)
   2,345    General Motors Acceptance Corp. (Series MTN)    4.375      12/10/07     2,281,312
   2,780    General Motors Acceptance Corp.                 6.875      09/15/11     2,740,824
                                                                                  -----------
                                                                                    5,022,136
                                                                                  -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

AMOUNT IN                                          COUPON   MATURITY
THOUSANDS                                           RATE      DATE        VALUE
---------------------------------------------------------------------------------
            FOOD RETAIL (1.4%)
  $1,205    Albertson's, Inc.                        7.25%  05/01/13   $1,176,285
   1,265    Kroger Co. - 144A*                       8.50   07/15/17    1,366,430
   1,400    Delhaize America, Inc.                  8.125   04/15/11    1,507,276
                                                                       ----------
                                                                        4,049,991
                                                                       ----------
            FOOD: MEAT/FISH/DAIRY (3.5%)
   1,845    Michael Foods Inc.                       8.00   11/15/13    1,891,125
   2,525    Pilgrim's Pride Corp.                   9.625   09/15/11    2,657,563
   2,300    Pilgrim's Pride Corp.                    9.25   11/15/13    2,323,000
   3,100    Smithfield Foods Inc.                    7.00   08/01/11    3,127,125
                                                                       ----------
                                                                        9,998,813
                                                                       ----------
            FOREST PRODUCTS (1.1%)
   1,865    Covalence Specialty Material - 144A*    10.25   03/01/16    1,799,725
   1,520    Crown Americas, Inc.                    7.625   11/15/13    1,535,200
                                                                       ----------
                                                                        3,334,925
                                                                       ----------
            GAS DISTRIBUTORS (0.2%)
     675    Northwest Pipeline Corp.                8.125   03/01/10      705,375
                                                                       ----------
            HOME BUILDING (0.6%)
     865    Tech Olympic USA, Inc.                 10.375   07/01/12      778,500
     865    Tech Olympic USA, Inc.                   9.00   07/01/10      839,050
                                                                       ----------
                                                                        1,617,550
                                                                       ----------
            HOME FURNISHINGS (0.5%)
   1,420    Tempur-Pedic Inc.                       10.25   08/15/10    1,494,550
                                                                       ----------
            HOSPITAL/NURSING MANAGEMENT (3.3%)
   2,775    Community Health System Inc.             6.50   12/15/12    2,608,500
   1,200    HCA, Inc.                                5.75   03/15/14      936,000
     540    HCA, Inc.                                6.30   10/01/12      453,600
   2,280    HCA, Inc.                                6.50   02/15/16    1,806,900
      80    HCA, Inc.                                8.75   09/01/10       80,800
   2,285    Medcath Holdings Corp.                  9.875   07/15/12    2,433,525
     740    Tenet Healthcare Corp.                  7.375   02/01/13      662,300
     430    Tenet Healthcare Corp.                  9.875   07/01/14      421,400
                                                                       ----------
                                                                        9,403,025
                                                                       ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

AMOUNT IN                                                     COUPON    MATURITY
THOUSANDS                                                      RATE       DATE        VALUE
---------------------------------------------------------------------------------------------
            HOTELS/RESORTS/CRUISELINES (0.4%)
  $  980    Starwood Hotels & Resorts Worldwide, Inc.          7.875**% 05/01/12   $1,065,750
                                                                                   ----------
            INDUSTRIAL MACHINERY (0.2%)
     587    Goodman Global Holding Company, Inc. (Series B)    8.329**  06/15/12      588,467
                                                                                   ----------
            INDUSTRIAL SPECIALTIES (2.1%)
   3,710    Johnsondiversy, Inc. (Series B)                    9.625    05/15/12    3,672,900
   2,255    Graftech Finance, Inc.                             10.25    02/15/12    2,379,025
                                                                                   ----------
                                                                                    6,051,925
                                                                                   ----------
            MEDIA CONGLOMERATES (1.0%)
   3,061    Canwest Media Inc. (Canada)                         8.00    09/15/12    2,976,343
                                                                                   ----------
            MEDICAL SPECIALTIES (0.8%)
   2,370    Fisher Scientific International, Inc.              6.125    07/01/15    2,355,187
                                                                                   ----------
            MEDICAL/NURSING SERVICES (1.8%)
   1,370    DaVita Inc.                                        6.625    03/15/13    1,342,600
   3,700    Fresenius Medical Care Capital Trust               7.875    06/15/11    3,792,500
                                                                                   ----------
                                                                                    5,135,100
                                                                                   ----------
            METAL FABRICATIONS (1.3%)
   1,555    General Cable Corp.                                 9.50    11/15/10    1,671,625
   2,240    Hexcell Corp.                                       6.75    02/01/15    2,122,400
                                                                                   ----------
                                                                                    3,794,025
                                                                                   ----------
            MISCELLANEOUS COMMERCIAL SERVICES (1.3%)
     920    Iron Mountain Inc.                                  7.75    01/15/15      915,400
   2,590    Iron Mountain Inc.                                 8.625    04/01/13    2,657,988
                                                                                   ----------
                                                                                    3,573,388
                                                                                   ----------
            MISCELLANEOUS MANUFACTURING (0.4%)
   1,165    Propex Fabrics Inc.                                10.00    12/01/12    1,057,238
                                                                                   ----------
            MOTOR VEHICLES (1.5%)
   2,330    Ford Motor Co.                                      7.45    07/16/31    1,840,700
     860    General Motors Corp.                               7.125    07/15/13      737,450
   1,920    General Motors Corp.                               8.375    07/15/33    1,617,600
                                                                                   ----------
                                                                                    4,195,750
                                                                                   ----------
            MOVIES/ENTERTAINMENT (0.6%)
   1,650    AMC Entertainment Inc.                             9.655**  08/15/10    1,707,750
                                                                                   ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

AMOUNT IN                                                       COUPON   MATURITY
THOUSANDS                                                        RATE      DATE        VALUE
-----------------------------------------------------------------------------------------------
            OIL & GAS PIPELINES (3.9%)
 $1,520     Colorado Interstate Gas Co.                           6.80%  11/15/15   $ 1,514,020
  2,625     El Paso Production Holdings                           7.75   06/01/13     2,677,500
  2,335     Pacific Energy Partners/Finance                      7.125   06/15/14     2,370,025
  1,330     Southern Natural Gas                                 8.875   03/15/10     1,401,883
  3,100     Williams Companies, Inc. (The)                       7.875   09/01/21     3,169,750
                                                                                    -----------
                                                                                     11,133,178
                                                                                    -----------
            OIL & GAS PRODUCTION (5.0%)
  2,625     Chaparral Energy, Inc.                                8.50   12/01/15     2,657,812
    400     Chesapeake Energy Corp.                              6.375   06/15/15       382,000
  2,400     Chesapeake Energy Corp.                               7.50   09/15/13     2,436,000
    465     Chesapeake Energy Corp.                              7.625   07/15/13       476,625
  1,700     Hilcorp Energy/Finance - 144A*                        7.75   11/01/15     1,678,750
  1,671     Hilcorp Energy/Finance - 144A*                       10.50   09/01/10     1,821,390
  2,775     Husky Oil Ltd.                                        8.90   08/15/28     2,948,923
  1,950     Pogo Producing Co.                                   6.875   10/01/17     1,867,125
                                                                                    -----------
                                                                                     14,268,625
                                                                                    -----------
            OILFIELD SERVICES/EQUIPMENT (1.6%)
    965     Compagnie Generale de Geophysique S.A.                7.50   05/15/15       965,000
    580     Hanover Compressor Co.                               8.625   12/15/10       606,100
    530     Hanover Compressor Co.                                9.00   06/01/14       564,450
    591     Hanover Equipment Trust 2001 A (Series A)             8.50** 09/01/08       604,297
  1,655     Hanover Equipment Trust 2001 B (Series B)             8.75** 09/01/11     1,729,475
                                                                                    -----------
                                                                                      4,469,322
                                                                                    -----------
            OIL REFINING/MARKETING (0.5%)
  1,295     Magnum Hunter Resources, Inc.                         9.60   03/15/12     1,375,938
                                                                                    -----------
            OTHER METALS/MINERALS (0.0%)
  3,750     Murrin Holdings Property Ltd. (Australia) (b) (g)    9.375   08/31/07             0
                                                                                    -----------
            OTHER TRANSPORTATION (1.2%)
  3,700     CHC Helicopter Corp. (Canada)                        7.375   05/01/14     3,496,500
                                                                                    -----------
            PHARMACEUTICALS: MAJOR (1.4%)
  1,730     VWR International Inc.                               6.875   04/15/12     1,695,400
  2,335     Warner Chilcott Corp.                                 8.75   02/01/15     2,346,675
                                                                                    -----------
                                                                                      4,042,075
                                                                                    -----------
            PUBLISHING: BOOKS/MAGAZINES (2.0%)
  1,255     Dex Media East/Finance                              12.125   11/15/12     1,405,600
  1,536     Dex Media West/Finance                               9.875   08/15/13     1,656,960

                        SEE NOTES TO FINANCIAL STATEMENTS

AMOUNT IN                                                         COUPON   MATURITY
THOUSANDS                                                          RATE      DATE        VALUE
------------------------------------------------------------------------------------------------
  $ 1,670   Houghton Mifflin Co.                                    8.25%  02/01/11   $1,695,050
      990   Houghton Mifflin Co.                                   9.875   02/01/13    1,029,600
                                                                                      ----------
                                                                                       5,787,210
                                                                                      ----------
            PULP & PAPER (0.2%)
      525   P.H. Glatfelter - 144A*                                7.125   05/01/16      520,164
                                                                                      ----------
            REAL ESTATE INVESTMENT TRUSTS (0.7%)
    2,200   Host Marriott LP                                       6.375   03/15/15    2,123,000
            SERVICES TO THE HEALTH INDUSTRY (1.0%)
    1,285   National Mentor Holdings Inc. - 144A*                  11.25   07/01/14    1,329,975
    1,720   Omnicare Inc.                                           6.75   12/15/13    1,659,800
                                                                                      ----------
                                                                                       2,989,775
                                                                                      ----------
            SPECIALTY STORES (2.8%)
    2,435   Linens' n Things, Inc. - 144A*                        11.132** 01/15/14    2,282,813
    2,425   Petro Stopping Centers LP/Petro Financial Corp.         9.00   02/15/12    2,449,250
    3,250   Sonic Automotive, Inc.                                 8.625   08/15/13    3,241,875
                                                                                      ----------
                                                                                       7,973,938
                                                                                      ----------
            SPECIALTY TELECOMMUNICATIONS (2.7%)
    1,920   American Tower Corp.                                   7.125   10/15/12    1,953,600
    1,920   American Tower Corp.                                    7.50   05/01/12    1,963,200
      432   Panamsat Corp.                                          9.00   08/15/14      441,720
    3,005   Qwest Communications International                     8.905** 02/15/09    3,065,100
   28,549   Rhythms Netconnections, Inc. (a) (b) (g)               12.75   04/15/09            0
    4,309   Rhythms Netconnections, Inc. (Series B) (a) (b) (g)    14.00   02/15/10            0
   13,439   Rhythms Netconnections, Inc. (Series B) (a) (b) (g)    13.50   05/15/08            0
      370   U.S. West Communications Corp.                         5.625   11/15/08      367,225
                                                                                      ----------
                                                                                       7,790,845
                                                                                      ----------
            STEEL (1.4%)
    3,595   Amsted Industries Inc. - 144A*                         10.25   10/15/11    3,900,575
                                                                                      ----------
            TELECOMMUNICATIONS (1.4%)
    2,044   Axtel SA (Mexico)                                      11.00   12/15/13    2,309,720
    6,416   Exodus Communications, Inc. (a) (b) (g)               11.625   07/15/10            0
      640   Nordic Tel Company - 144A* (Denmark)                   8.875   05/01/16      668,800
      315   NTL Cable PLC (United Kingdom)                          8.75   04/15/14      328,388
   EUR530   TDC AS (Denmark)                                        6.50   04/19/12      692,248
                                                                                      ----------
                                                                                       3,999,156
                                                                                      ----------
            TOBACCO (0.8%)
  $ 2,160   Reynolds American Inc. - 144A*                          6.50   07/15/10    2,188,255
                                                                                      ----------

                        SEE NOTES TO FINANCIAL STATEMENTS

AMOUNT IN                                                        COUPON   MATURITY
THOUSANDS                                                         RATE      DATE         VALUE
------------------------------------------------------------------------------------------------
            TRUCKS/CONSTRUCTION/FARM MACHINERY (1.1%)
  $ 2,939   Manitowoc Inc. (The)                                  10.50%  08/01/12    $3,174,120
                                                                                     -----------
            WHOLESALE DISTRIBUTORS (1.3%)
      920   Buhrmann US, Inc.                                     7.875   03/01/15       897,000
      545   Buhrmann US, Inc.                                      8.25   07/01/14       547,725
      765   Nebraska Book Company, Inc.                           8.625   03/15/12       701,888
    1,670   RBS Global & Rexnold Corp. - 144A*                     9.50   08/01/14     1,686,700
                                                                                     -----------
                                                                                       3,833,313
                                                                                     -----------
            WIRELESS TELECOMMUNICATIONS (1.8%)
    2,505   Ubiquitel Operating Co.                               9.875   03/01/11     2,736,712
    2,175   Wind Acquisition Finance SA - 144A* (Italy)           10.75   12/01/15     2,373,469
                                                                                     -----------
                                                                                       5,110,181
                                                                                     -----------
            Total Corporate Bonds
            (COST $371,837,652)                                                      271,499,312
                                                                                     -----------
            Convertible Bond (0.6%)
            TELECOMMUNICATIONS EQUIPMENT
    1,840   Nortel Networks Corp. (Canada) (COST $1,794,174)       4.25   09/01/08     1,750,300
                                                                                     -----------
            Foreign Government Obligation (0.6%)
MXN15,775   Mexican Fixed Rate Bonds (Series M2O) (Mexico)
               (COST $1,562,445)                                  10.00   12/05/24     1,655,759
                                                                                     -----------

NUMBER OF
  SHARES
---------
            Common Stocks (0.1%)
            CASINO/GAMING (D) (0.0%)
  212,312   Fitzgeralds Gaming Corp. + (g)                                                     0
                                                                                     -----------
            ELECTRIC UTILITIES (0.0%)
      197   PNM Resources Inc.                                                             5,648
        1   SW Acquisition LP (0.06% Ownership interest acquired 09/25/05) (d) (g)
            (h)                                                                                0
                                                                                     -----------
                                                                                           5,648
                                                                                     -----------
            FOOD: SPECIALTY/CANDY (D) (0.0%)
    2,447   SFFB Holdings Inc. (c) (g)                                                         0
   13,317   SFAC New Holdings Inc. ++ (c) (g)                                                  0
1,069,725   Specialty Foods Acquisition Corp. - 144A* (g)                                      0
                                                                                     -----------
                                                                                               0
                                                                                     -----------
            RESTAURANTS (0.0%)
   10,125   American Restaurant Group Holdings, Inc. (c) (d) (g) (Note 4)                 81,000
   64,807   American Restaurant Group Holdings, Inc. - 144A* (d) (g) (Note 4)                  0

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                           VALUE
----------------------------------------------------------------------------------------
  111,558   American Restaurant Group Holdings, Inc. (c) (d) (g) (Note 4)       $      0
   13,107   American Restaurant Group Holdings, Inc. (c) (d) (g) (Note 4)              0
  787,160   Catalina Restaurant Group (escrow) (c) (g) (Note 4)                        0
                                                                                --------
                                                                                  81,000
                                                                                --------
            SPECIALTY TELECOMMUNICATIONS (D) (0.0%)
   34,159   Birch Telecom Inc. +++ (c) (g)                                           342
1,448,200   PFB Telecom NV (Series B) (c) (g)                                          0
    8,510   XO Holdings, Inc. (c)                                                 39,316
                                                                                --------
                                                                                  39,658
                                                                                --------
            TELECOMMUNICATIONS (D) (0.0%)
   49,597   Viatel Holdings Bermuda Ltd. (c)                                         248
                                                                                --------
            TEXTILES (D) (0.0%)
2,389,334   U.S. Leather, Inc. (c) (g)                                                 0
                                                                                --------
            WIRELESS TELECOMMUNICATIONS (0.1%)
    5,199   USA Mobility, Inc. (c)                                               118,797
  315,021   Vast Solutions, Inc. (Class B1) (c) (d) (g)                                0
  315,021   Vast Solutions, Inc. (Class B2) (c) (d) (g)                                0
  315,021   Vast Solutions, Inc. (Class B3) (c) (d) (g)                                0
                                                                                --------
                                                                                 118,797
                                                                                --------
            Total Common Stocks
            (COST $219,096,381)                                                  245,351
                                                                                --------

NUMBER OF                                                          EXPIRATION
 WARRANTS                                                             DATE
---------                                                          ----------
            Warrants (d) (0.0%)
            CASINO/GAMING (0.0%)
  319,500   Aladdin Gaming Enterprises, Inc. - 144A* (g)            03/01/10           0
   23,000   Resort At Summerlin LP - 144A* (g)                      12/15/07           0
                                                                                --------
                                                                                       0
                                                                                --------
            RESTAURANTS (0.0%)
    4,500   American Restaurant Group Holdings, Inc. - 144A* (g)    08/15/08           0
                                                                                --------
            SPECIALTY TELECOMMUNICATIONS (0.0%)
   17,020   XO Holdings, Inc. (Series A) (c)                        01/16/10      13,616
   12,768   XO Holdings, Inc. (Series B) (c)                        01/16/10       7,022
   12,768   XO Holdings, Inc. (Series C) (c)                        01/16/10       4,341
                                                                                --------
                                                                                  24,979
                                                                                --------
            Total Warrants
            (COST $15,485)                                                        24,979
                                                                                --------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN                                                     COUPON   MATURITY
THOUSANDS                                                      RATE      DATE         VALUE
----------------------------------------------------------------------------------------------
            Short-Term Investments (2.1%)
            Repurchase Agreements
   $6,008   Joint repurchase agreement account
               (dated 08/31/06; proceeds $6,008,880) (e)
               (COST $6,008,000)                               5.27%   09/01/06   $  6,008,000
      160   The Bank of New York (dated 08/31/06;
               proceeds $160,018) (f) (COST $159,995)          5.125   09/01/06        159,995
                                                                                  ------------
            Total Short-Term Investments
            (COST $6,167,995)                                                        6,167,995
                                                                                  ------------
            Total Investments
            (COST $600,474,132) (i)                                        98.3%   281,343,696
            Other Assets in Excess of Liabilities                           1.7      4,707,253
                                                                       --------   ------------
            Net Assets                                                    100.0%  $286,050,949
                                                                       ========   ============

----------
*    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.

**   FLOATING RATE SECURITY. RATE SHOWN IS THE RATE IN EFFECT AT AUGUST 31,
     2006.

+    RESALE IS RESTRICTED, ACQUIRED (12/22/98) AT A COST BASIS OF $957,527.

++   RESALE IS RESTRICTED, ACQUIRED (06/10/99) AT A COST BASIS OF $133.

+++ RESALE IS RESTRICTED, ACQUIRED (BETWEEN 06/18/98 AND 05/11/99) AT A COST BASIS OF $17,257,340.

+    PAYMENT-IN-KIND SECURITY.

++ CURRENTLY A ZERO COUPON BOND AND IS SCHEDULED TO PAY INTEREST AT THE RATE SHOWN AT A FUTURE SPECIFIED DATE.

(a)  ISSUER IN BANKRUPTCY.

(b)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.

(c)  ACQUIRED THROUGH EXCHANGE OFFER.

(d)  NON-INCOME PRODUCING SECURITIES.

(e)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.

(f) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 5.50% DUE 08/01/36 VALUED AT $163,195.

(g) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $81,342 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S DIRECTORS.

(h)  RESALE IS RESTRICTED. NO TRANSACTION ACTIVITY DURING THE YEAR.

(i) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $598,586,262. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $5,454,827 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $322,697,393, RESULTING IN NET UNREALIZED DEPRECIATION OF $317,242,566.

                        SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACT OPEN AT AUGUST 31, 2006:

 CONTRACT    IN EXCHANGE   DELIVERY    UNREALIZED
TO DELIVER       FOR         DATE     DEPRECIATION
--------------------------------------------------
EUR543,000     $684,082    09/27/06     $(12,348)
                                        ========

CURRENCY ABBREVIATIONS:
-----------------------
EUR   EURO.
MXN   MEXICAN NEW PESO.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
AUGUST 31, 2006

Assets:
Investments in securities, at value (cost $588,464,055)         $   281,262,696
Investments in affiliates, at value (cost $12,010,077)                   81,000
Receivable for:
   Interest                                                           5,769,362
   Capital stock sold                                                    19,734
Prepaid expenses and other assets                                        80,775
                                                                ---------------
   Total Assets                                                     287,213,567
                                                                ---------------
Liabilities:
Unrealized depreciation on open forward foreign currency
contract Payable for:                                                    12,348
   Capital stock redeemed                                               593,690
   Distribution fee                                                     108,110
   Investment advisory fee                                               61,899
   Transfer agent fee                                                    37,348
   Administration fee                                                    19,640
Accrued expenses and other payables                                     329,583
                                                                ---------------
   Total Liabilities                                                  1,162,618
                                                                ---------------
   Net Assets                                                   $   286,050,949
                                                                ===============
Composition of Net Assets:
Paid-in-capital                                                 $ 2,616,226,164
Net unrealized depreciation                                        (319,142,608)
Accumulated undistributed net investment income                       2,307,661
Accumulated net realized loss                                    (2,013,340,268)
                                                                ---------------
   Net Assets                                                   $   286,050,949
                                                                ===============
Class A Shares:
Net Assets                                                      $    75,098,993
Shares Outstanding (2,000,000,000 AUTHORIZED, $.01 PAR VALUE)        43,397,554
   Net Asset Value Per Share                                    $          1.73
                                                                ===============
   Maximum Offering Price Per Share,
   (NET ASSET VALUE PLUS 4.44% OF NET ASSET VALUE)              $          1.81
                                                                ===============
Class B Shares:
Net Assets                                                      $   119,287,785
Shares Outstanding (2,000,000,000 AUTHORIZED, $.01 PAR VALUE)        69,543,996
   Net Asset Value Per Share                                    $          1.72
                                                                ===============
Class C Shares:
Net Assets                                                      $    19,752,646
Shares Outstanding (2,000,000,000 AUTHORIZED, $.01 PAR VALUE)        11,475,845
   Net Asset Value Per Share                                    $          1.72
                                                                ===============
Class D Shares:
Net Assets                                                      $    71,911,525
Shares Outstanding (2,000,000,000 AUTHORIZED, $.01 PAR VALUE)        41,645,475
   Net Asset Value Per Share                                    $          1.73
                                                                ===============

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations
FOR THE YEAR ENDED AUGUST 31, 2006

Net Investment Income:
Income
Interest                                                           $ 27,003,761
Dividends from affiliates                                               673,821
Dividends                                                                23,521
                                                                   ------------
   Total Income                                                      27,701,103
                                                                   ------------
Expenses
Investment advisory fee                                               1,445,648
Distribution fee (Class A shares)                                       185,919
Distribution fee (Class B shares)                                     1,192,474
Distribution fee (Class C shares)                                       191,627
Transfer agent fees and expenses                                        848,198
Professional fees                                                       810,770
Administration fee                                                      275,362
Shareholder reports and notices                                         116,277
Registration fees                                                        56,580
Directors' fees and expenses                                             22,143
Custodian fees                                                           20,913
Other                                                                    39,546
                                                                   ------------
   Total Expenses                                                     5,205,457
Less: amounts waived                                                   (139,010)
Less: expense offset                                                     (2,634)
                                                                   ------------
   Net Expenses                                                       5,063,813
                                                                   ------------
   Net Investment Income                                             22,637,290
                                                                   ------------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments                                                         (30,148,855)
Investments in affiliates                                             1,724,136
Foreign exchange transactions                                             5,229
                                                                   ------------
   Net Realized Loss                                                (28,419,490)
                                                                   ------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investments                                                          15,914,708
Investments in affiliates                                                81,000
Translation of forward foreign currency
   contracts, other assets and liabilities denominated
   in foreign currencies                                                (12,172)
                                                                   ------------
   Net Appreciation                                                  15,983,536
                                                                   ------------
   Net Loss                                                         (12,435,954)
                                                                   ------------
Net Increase                                                       $ 10,201,336
                                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

                                                          FOR THE YEAR      FOR THE YEAR
                                                              ENDED             ENDED
                                                        AUGUST 31, 2006   AUGUST 31, 2005
                                                        ---------------   ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income                                    $  22,637,290     $  35,751,826
Net realized loss                                          (28,419,490)      (42,347,309)
Net change in unrealized appreciation/depreciation          15,983,536        37,567,982
                                                         -------------     -------------
   Net Increase                                             10,201,336        30,972,499
                                                         -------------     -------------
Dividends to Shareholders from Net Investment Income:
Class A shares                                              (5,289,164)       (2,711,458)
Class B shares                                             (10,742,499)      (20,033,058)
Class C shares                                              (1,528,289)       (2,208,231)
Class D shares                                              (6,342,863)      (10,309,554)
                                                         -------------     -------------
   Total Dividends                                         (23,902,815)      (35,262,301)
                                                         -------------     -------------
Net decrease from capital stock transactions              (135,781,836)     (134,830,856)
                                                         -------------     -------------
   Net Decrease                                           (149,483,315)     (139,120,658)
Net Assets:
Beginning of period                                        435,534,264       574,654,922
                                                         -------------     -------------
End of Period
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT
INCOME OF $2,307,661 AND $3,469,714, RESPECTIVELY)       $ 286,050,949     $ 435,534,264
                                                         =============     =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.

NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2006

1. Organization and Accounting Policies

Morgan Stanley High Yield Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a diversified, open-end management investment company. The Fund seeks as a primary objective to earn a high level of current income. As a secondary objective, the Fund seeks capital appreciation but only to the extent consistent with its primary objective. The Fund was incorporated in Maryland on June 14, 1979 and commenced operations on September 26, 1979. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $2 billion; 0.245% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.22% to the portion of the daily net assets exceeding $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.02% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 0.75% of the average daily net assets of Class B; and (iii) Class C -- up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Directors will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $59,613,113 at August 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the year ended August 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.83%, respectively.

The Distributor has informed the Fund that for the year ended August 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $390, $437,127 and $2,249, respectively and received $23,079 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended August 31, 2006, aggregated $87,641,860 and $220,145,465, respectively. Included in the aforementioned transactions are sales of $25,026,228 with other Morgan Stanley funds, including realized gains of $178,943.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended included in Directors' fees and expenses in the Statement of Operations amounted to $16,458. At August 31, 2006, the Fund had an accrued pension liability of $129,232 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees they receive for serving on the Board of Directors. Each eligible Director generally may elect to have their deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities at any point during the fiscal year. Transactions with such companies during the year ended August 31, 2006 were as follows:

                                                                                        REALIZED
ISSUER                                                        PURCHASES      SALES        GAIN        INCOME     VALUE
------                                                        ---------   ----------   ----------    --------   -------
Catalina Restaurant Group (Common Stock)                          --      $4,232,639   $1,083,999          --        --
Catalina Restaurant Group (Preferred Stock) (units)               --       2,283,061       20,349    $673,821        --
Catalina Restaurant Group (Warrants)                              --         460,296      460,296          --        --
Catalina Restaurant Group (escrow)                                --              --      159,492(1)       --   $     0
American Restaurant Group Holding, Inc. (Common Stocks)           --              --           --          --    81,000
American Restaurant Group Holding, Inc. (Restricted Stocks)       --              --           --          --         0
American Restaurant Group Holding, Inc. (Warrants)                --              --           --          --         0

----------
(1)  DISTRIBUTION PAYMENT.

5. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts for many purposes, including to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

6. Capital Stock

Transactions in capital stock were as follows:

                                              FOR THE YEAR                  FOR THE YEAR
                                                 ENDED                         ENDED
                                            AUGUST 31, 2006               AUGUST 31, 2005
                                      ---------------------------   ---------------------------
                                         SHARES         AMOUNT         SHARES         AMOUNT
                                      -----------   -------------   -----------   -------------
CLASS A SHARES
Sold                                    2,659,394   $   4,616,598     2,420,086   $   4,384,430
Conversion from Class B                15,880,535      27,512,854    39,485,771      69,553,274
Reinvestment of dividends               1,264,607       2,186,027       650,643       1,160,278
Redeemed                              (19,954,807)    (34,657,064)  (10,998,888)    (19,613,632)
                                      -----------   -------------   -----------   -------------
Net increase (decrease) -- Class A       (150,271)       (341,585)   31,557,612      55,484,350
                                      -----------   -------------   -----------   -------------
CLASS B SHARES
Sold                                    2,491,515       4,309,706    12,758,363      23,071,062
Conversion to Class A                 (16,017,129)    (27,512,854)  (39,731,082)    (69,553,274)
Reinvestment of dividends               2,499,833       4,291,182     4,583,006       8,219,932
Redeemed                              (35,440,135)    (61,039,508)  (62,941,319)   (112,821,636)
                                      -----------   -------------   -----------   -------------
Net decrease -- Class B               (46,465,916)    (79,951,474)  (85,331,032)   (151,083,916)
                                      -----------   -------------   -----------   -------------
CLASS C SHARES
Sold                                      387,062         670,383     1,927,189       3,489,545
Reinvestment of dividends                 383,731         660,309       553,599         993,637
Redeemed                               (4,684,368)     (8,094,071)   (8,208,423)    (14,684,654)
                                      -----------   -------------   -----------   -------------
Net decrease -- Class C                (3,913,575)     (6,763,379)   (5,727,635)    (10,201,472)
                                      -----------   -------------   -----------   -------------
CLASS D SHARES
Sold                                      506,067         880,161     1,933,695       3,515,756
Reinvestment of dividends               2,067,866       3,574,901     3,348,157       6,024,152
Redeemed                              (30,687,485)    (53,180,460)  (21,377,185)    (38,569,726)
                                      -----------   -------------   -----------   -------------
Net decrease -- Class D               (28,113,552)    (48,725,398)  (16,095,333)    (29,029,818)
                                      -----------   -------------   -----------   -------------
Net decrease in Fund                  (78,643,314)  $(135,781,836)  (75,596,388)  $(134,830,856)
                                      ===========   =============   ===========   =============

7. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                    FOR THE YEAR      FOR THE YEAR
                       ENDED             ENDED
                  AUGUST 31, 2006   AUGUST 31, 2005
                  ---------------   ---------------
Ordinary Income     $23,902,815       $35,262,301
                    ===========       ===========

As of August 31, 2006, the tax-basis components of accumulated losses were as follows:

Undistributed ordinary income   $     1,668,546
Undistributed long-term gains                --
                                ---------------
Net accumulated earnings              1,668,546
Capital loss carryforward*       (1,987,313,218)
Post-October losses                 (26,120,036)
Temporary differences                (1,168,118)
Net unrealized depreciation        (317,242,389)
                                ---------------
Total accumulated losses        $(2,330,175,215)
                                ===============

*As of August 31, 2006, the Fund had a net capital loss carryforward of $1,987,313,218 of which $24,919,181 will expire on August 31, 2007, $69,856,779 will expire on August 31, 2008, $89,299,249 will expire on August 31, 2009, $245,944,739 will expire on August 31, 2010, $568,502,378 will expire on August 31, 2011, $758,434,573 will expire on August 31, 2012, $183,559,922 will expire on August 31, 2013 and $46,796,397 will expire on August 31, 2014 to offset future capital gains to the extent provided by regulations.

As of August 31, 2006, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), interest on bonds in default and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $12,603,314, accumulated undistributed net investment income was credited $103,472 and accumulated net realized loss was credited $12,499,842.

9. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, were named as defendants in a consolidated class action. This consolidated action also named as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court for the Southern District of New York on April 16, 2004, generally alleged that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to recommend these funds to investors. The complaint sought, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. On July 2, 2004 defendants moved to dismiss the action. On March 9, 2005, plaintiffs filed a Motion for Leave to File a Supplemental Pleading that would, among other things, expand the allegations and alleged class. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety, with prejudice. Additionally, plaintiffs' Motion for Leave to File a Supplemental Pleading was denied. The time for plaintiffs to appeal the orders granting defendants' motion to dismiss and denying plaintiffs' motion for supplemental pleading has expired. This case is now concluded.

10. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund will adopt FIN 48 during 2007 and the impact to the Fund's financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

MORGAN STANLEY HIGH YIELD SECURITIES INC.

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                                           FOR THE YEAR ENDED AUGUST 31,
                                                 -------------------------------------------------
                                                   2006        2005      2004     2003       2002
                                                 -------     -------   -------   -------   -------
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period             $  1.79     $  1.80   $  1.67   $  1.55   $  2.32
                                                 -------     -------   -------   -------   -------
Income (loss) from investment operations:
   Net investment income~                           0.12        0.13      0.16      0.19      0.26
   Net realized and unrealized gain (loss)         (0.06)      (0.01)     0.09      0.10     (0.73)
                                                 -------     -------   -------   -------   -------
Total income (loss) from investment operations      0.06        0.12      0.25      0.29     (0.47)
                                                 -------     -------   -------   -------   -------
Less dividends and distributions from:
   Net investment income                           (0.12)      (0.13)    (0.12)    (0.17)    (0.27)
   Paid-in-capital                                    --          --        --        --     (0.03)
                                                 -------     -------   -------   -------   -------
Total dividends and distributions                  (0.12)      (0.13)    (0.12)    (0.17)    (0.30)
                                                 -------     -------   -------   -------   -------
Net asset value, end of period                   $  1.73     $  1.79   $  1.80   $  1.67   $  1.55
                                                 =======     =======   =======   =======   =======
Total Return+                                       3.84%       6.84%    15.40%    19.88%   (21.70)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)              1.26%(2)    1.12%     1.03%     1.06%    0.99%
Net investment income                               6.79%(2)    7.24%     8.98%    11.96%   13.76%
Supplemental Data:
Net assets, end of period, in thousands          $75,099     $77,861   $21,595   $38,072   $23,879
Portfolio turnover rate                               26%         43%       51%       66%      39%

----------
~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(2) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE   NET INVESTMENT
                     PERIOD ENDED     RATIO     INCOME RATIO
                   ---------------   -------   --------------
                   AUGUST 31, 2006    1.30%         6.75%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                              FOR THE YEAR ENDED AUGUST 31,
                                                 ------------------------------------------------------
                                                   2006         2005       2004       2003       2002
                                                 --------     --------   --------   --------   --------
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period             $   1.77     $   1.79   $   1.67   $   1.55   $   2.32
                                                 --------     --------   --------   --------   --------
Income (loss) from investment operations:
   Net investment income~                            0.11         0.12       0.15       0.18       0.25
   Net realized and unrealized gain (loss)          (0.04)       (0.02)      0.08       0.10      (0.73)
                                                 --------     --------   --------   --------   --------
Total income (loss) from investment operations       0.07         0.10       0.23       0.28      (0.48)
                                                 --------     --------   --------   --------   --------
Less dividends and distributions from:
   Net investment income                            (0.12)       (0.12)     (0.11)     (0.16)     (0.26)
   Paid-in-capital                                     --           --         --         --      (0.03)
                                                 --------     --------   --------   --------   --------
Total dividends and distributions                   (0.12)       (0.12)     (0.11)     (0.16)     (0.29)
                                                 --------     --------   --------   --------   --------
Net asset value, end of period                   $   1.72     $   1.77   $   1.79   $   1.67   $   1.55
                                                 ========     ========   ========   ========   ========
Total Return+                                        3.34%        5.68%     14.15%     19.27%    (22.00)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)               1.77%(2)     1.66%      1.60%      1.61%      1.56%
Net investment income                                6.28%(2)     6.70%      8.41%     11.41%     13.19%
Supplemental Data:
Net assets, end of period, in thousands          $119,288     $205,739   $360,513   $422,468   $371,399
Portfolio turnover rate                                26%          43%        51%        66%        39%

----------
~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(2) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE   NET INVESTMENT
                     PERIOD ENDED     RATIO     INCOME RATIO
                   ---------------   -------   --------------
                   AUGUST 31, 2006    1.81%         6.24%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                     FOR THE YEAR ENDED AUGUST 31,
                                          --------------------------------------------------
                                            2006         2005      2004      2003      2002
                                          -------      -------   -------   -------   -------
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period      $  1.78      $  1.80   $  1.67   $  1.55   $  2.32
                                          -------      -------   -------   -------   -------
Income (loss) from investment
   operations:
   Net investment income~                    0.11         0.12      0.15      0.18      0.25
   Net realized and unrealized gain
      (loss)                                (0.06)       (0.02)     0.09      0.10     (0.73)
                                          -------      -------   -------   -------   -------
Total income (loss) from investment
   operations                                0.05         0.10      0.24      0.28     (0.48)
                                          -------      -------   -------   -------   -------
Less dividends and distributions from:
   Net investment income                    (0.11)       (0.12)    (0.11)    (0.16)    (0.26)
   Paid-in-capital                             --           --        --        --     (0.03)
                                          -------      -------   -------   -------   -------
Total dividends and distributions           (0.11)       (0.12)    (0.11)    (0.16)    (0.29)
                                          -------      -------   -------   -------   -------
Net asset value, end of period            $  1.72      $  1.78   $  1.80   $  1.67   $  1.55
                                          =======      =======   =======   =======   =======
Total Return+                                3.25%        5.58%    14.65%    19.14%   (22.11)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)       1.84%(2)     1.74%     1.70%     1.71%     1.66%
Net investment income                        6.21%(2)     6.62%     8.31%    11.31%    13.09%
Supplemental Data:
Net assets, end of period, in thousands   $19,753      $27,378   $37,907   $45,114   $33,978
Portfolio turnover rate                        26%          43%       51%       66%      39%

----------
~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(2) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE   NET INVESTMENT
                   PERIOD ENDED       RATIO     INCOME RATIO
                   ---------------   -------   --------------
                   AUGUST 31, 2006     1.88%        6.17%

                    SEE NOTES TO FINANCIAL STATEMENTS

                                                      FOR THE YEAR ENDED AUGUST 31,
                                          -----------------------------------------------------
                                            2006         2005       2004       2003       2002
                                          -------      --------   --------   --------   -------
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period      $  1.79      $   1.80   $   1.68   $   1.55   $  2.32
                                          -------      --------   --------   --------   -------
Income (loss) from investment
   operations:
   Net investment income~                    0.12          0.13       0.16       0.19      0.26
   Net realized and unrealized gain
      (loss)                                (0.05)        (0.01)      0.08       0.11     (0.73)
                                          -------      --------   --------   --------   -------
Total income (loss) from investment
   operations                                0.07          0.12       0.24       0.30     (0.47)
                                          -------      --------   --------   --------   -------
Less dividends and distributions from:
   Net investment income                    (0.13)        (0.13)     (0.12)     (0.17)    (0.27)
   Paid-in-capital                             --            --         --         --     (0.03)
                                          -------      --------   --------   --------   -------
Total dividends and distributions           (0.13)        (0.13)     (0.12)     (0.17)    (0.30)
                                          -------      --------   --------   --------   -------
Net asset value, end of period            $  1.73      $   1.79   $   1.80   $   1.68   $  1.55
                                          =======      ========   ========   ========   =======
Total Return+                                4.11%         7.04%     14.93%     20.82%   (21.45)%
Ratios to Average Net Assets(1):
Total expenses (before expense offset)       1.01%(2)      0.91%      0.85%      0.86%     0.81%
Net investment income                        7.04%(2)      7.45%      9.16%     12.16%    13.94%
Supplemental Data:
Net assets, end of period, in thousands   $71,911      $124,556   $154,639   $175,471   $86,436
Portfolio turnover rate                        26%           43%        51%        66%       39%

----------
~ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

(1) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

(2) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT ADVISER AND ADMINISTRATOR, THE ANNUALIZED EXPENSE AND NET INVESTMENT INCOME RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                     EXPENSE   NET INVESTMENT
                     PERIOD ENDED     RATIO     INCOME RATIO
                   ---------------   -------   --------------
                   AUGUST 31, 2006     1.05%        7.00%

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY HIGH YIELD SECURITIES INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Morgan Stanley High Yield Securities Inc.:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley High Yield Securities Inc. (the "Fund"), including the portfolio of investments, as of August 31, 2006, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley High Yield Securities Inc. as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
OCTOBER 23, 2006

MORGAN STANLEY HIGH YIELD SECURITIES INC.
RESULTS OF SPECIAL SHAREHOLDER MEETING

On August 1, 2006, a Special Meeting of Shareholders of the Fund was scheduled in order to vote on the proposals set forth below. The proposals failed to obtain the quorum necessary in order to hold the meeting, and, therefore, the meeting was adjourned until August 23, 2006, to permit further solicitation of proxies. The meeting was held on August 23, 2006 and the voting results with respect to these proposals were as follows:

(1) Election of Directors:

                         FOR        WITHHOLD   ABSTAIN
                     -----------   ---------   -------
Frank L. Bowman      104,412,477   4,967,296      0
Kathleen A. Dennis   104,496,427   4,883,346      0
James F. Higgins     104,425,516   4,954,257      0
Joseph J. Kearns     104,374,890   5,004,883      0
Michael F. Klein     104,424,882   4,954,891      0
W. Allen Reed        104,328,631   5,051,142      0
Fergus Reid          104,190,283   5,189,490      0

(2) Elimination of certain fundamental investment restrictions:

                                                                      FOR       AGAINST     ABSTAIN
                                                                  ----------   ---------   ---------
Elimination of the fundamental policy restricting the Fund's
   ability to pledge assets                                       86,225,027   4,795,331   4,391,075
Elimination of the fundamental policy restricting purchases
   of securities on margin                                        86,083,894   4,991,870   4,335,669
Elimination of the fundamental policy prohibiting investments
   in oil, gas, and other types of minerals or mineral leases     86,578,592   4,513,238   4,319,603
Elimination of the fundamental policy prohibiting or
   restricting the purchase of securities of issuers in which
   Directors or Officers have an interest                         86,614,209   4,821,387   3,975,837
Elimination of the fundamental policy prohibiting investments
   for purposes of exercising control                             87,061,688   4,410,266   3,939,479
Elimination of the fundamental policy prohibiting the purchase
   of common stocks and other instruments                         87,502,778   4,064,224   3,844,431
Elimination of the fundamental policy regarding investments in
   unseasoned companies                                           86,442,999   4,948,151   4,020,283

(3) Modify certain fundamental investment restrictions for:

                                                                      FOR       AGAINST     ABSTAIN
                                                                  ----------   ---------   ---------
Modify fundamental policy regarding diversification               87,153,805   4,296,251   3,961,377
Modify fundamental policy regarding borrowing money               86,406,804   5,094,594   3,910,035
Modify fundamental policy regarding loans                         86,429,658   5,068,109   3,913,666
Modify fundamental policy regarding investment in commodities,
   commodity contracts and futures contracts                      86,755,379   4,757,493   3,898,561
Modify fundamental policy regarding issuance of senior
   securities                                                     86,971,799   4,452,670   3,986,964

(4) Reclassify certain fundamental policies as non-fundamental policies:

                                                                     FOR        AGAINST     ABSTAIN
                                                                  ----------   ---------   ---------
Reclassification as non-fundamental the fundamental policy
   regarding the short sale of securities                         86,390,383   4,984,182   4,036,868
Reclassification as non-fundamental the fundamental policy
   prohibiting investments in other investment companies          87,083,623   4,399,134   3,928,676
Reclassification as non-fundamental the fundamental policy on the purchase or sale of puts, calls, and combinations
   thereof                                                        86,574,182   4,696,444   4,140,807

MORGAN STANLEY HIGH YIELD SECURITIES INC.
DIRECTOR AND OFFICER INFORMATION

Independent Directors:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND               OTHER
                                         POSITION(S)   OFFICE AND                               COMPLES           DIRECTORSHIPS
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN              HELD BY
          INDEPENDENT DIRECTOR           REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS    BY DIRECTOR**          DIRECTOR
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Frank L. Bowman (61)                     Director     Since         President and Chief      161            Director of the National
c/o Kramer Levin Naftalis & Frankel LLP               August 2006   Executive Officer of                    Energy Foundation, the
Counsel to the Independent Directors                                the Nuclear Energy                      U.S. Energy Association,
1177 Avenue of the Americas                                         Institute (policy                       the American Council for
New York, NY 10036                                                  organization) (since                    Capital Formation and
                                                                    February 2005);                         the Armed Services YMCA
                                                                    Director or Trustee of                  of the USA.
                                                                    various Retail and
                                                                    Institutional Funds
                                                                    (since August 2006)
                                                                    formerly variously,
                                                                    Admiral in the U.S.
                                                                    Navy, Director of Naval
                                                                    Nuclear Propulsion
                                                                    Program and Deputy
                                                                    Administrator - Naval
                                                                    Reactors in the
                                                                    National Nuclear
                                                                    Security Administration
                                                                    at the U.S. Department
                                                                    of Energy (1996-2004),
                                                                    Honorary Knight
                                                                    Commander of the Most
                                                                    Excellent Order of the
                                                                    British Empire.

Michael Bozic (65)                       Director     Since         Private investor;        175            Director of various
c/o Kramer Levin Naftalis & Frankel LLP               April 1994    Chairperson of the                      business organizations.
Counsel to the Independent Directors                                Valuation, Insurance
1177 Avenue of the Americas                                         and Compliance
New York, NY 10036                                                  Committee (since
                                                                    October 2006); Director
                                                                    or Trustee of the
                                                                    Retail Funds (since
                                                                    April 1994) and the
                                                                    Institutional Funds
                                                                    (since July 2003);
                                                                    formerly Chairperson of
                                                                    the Insurance Committee
                                                                    (July 2006-September
                                                                    2006); Vice Chairman of
                                                                    Kmart Corporation
                                                                    (December 1998-October
                                                                    2000), Chairman and
                                                                    Chief Executive Officer
                                                                    of Levitz Furniture
                                                                    Corporation (November
                                                                    1995-November 1998) and
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    Hills Department Stores
                                                                    (May 1991- July 1995);
                                                                    variously Chairman,
                                                                    Chief Executive
                                                                    Officer, President and
                                                                    Chief Operating Officer
                                                                    (1987-1991) of the
                                                                    Sears Merchandise Group
                                                                    of Sears, Roebuck & Co.

Kathleen A. Dennis (53)                  Director     Since         President, Cedarwood     161            None.
c/o Kramer Levin Naftalis & Frankel LLP               August 2006   Associates (mutual fund
Counsel to the Independent Directors                                consulting) (since
1177 Avenue of the Americas                                         2006); Chairperson of
New York, NY 10036                                                  the Closed-End, Money
                                                                    Market and Alternatives
                                                                    Sub-Committee of the
                                                                    Investment Committee
                                                                    (since October 2006)
                                                                    and Director or Trustee
                                                                    of various Retail and
                                                                    Institutional Funds
                                                                    (since August 2006);
                                                                    formerly, Senior
                                                                    Managing Director of
                                                                    Victory Capital
                                                                    Management (1993-2006).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND               OTHER
                                         POSITION(S)   OFFICE AND                               COMPLES           DIRECTORSHIPS
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN              HELD BY
          INDEPENDENT DIRECTOR           REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS    BY DIRECTOR**          DIRECTOR
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Edwin J. Garn (73)                       Director     Since         Consultant; Director or  175            Director of Franklin
1031 N. Chartwell Court                               January 1993  Trustee of the Retail                   Covey (time management
Salt Lake City, UT 84103                                            Funds (since January                    systems), BMW Bank of
                                                                    1993) and the                           North America, Inc.
                                                                    Institutional Funds                     (industrial loan
                                                                    (since July 2003);                      corporation), Escrow
                                                                    Member of the Utah                      Bank USA (industrial
                                                                    Regional Advisory Board                 loan corporation);
                                                                    of Pacific Corp.                        United Space Alliance
                                                                    (utility company);                      (joint venture between
                                                                    formerly Managing                       Lockheed Martin and the
                                                                    Director of Summit                      Boeing Company) and
                                                                    Ventures LLC                            Nuskin Asia Pacific
                                                                    (2000-2004) (lobbying                   (multilevel marketing);
                                                                    and consulting firm);                   member of the board of
                                                                    United States Senator                   various civic and
                                                                    (R-Utah) (1974-1992)                    charitable
                                                                    and Chairman, Senate                    organizations.
                                                                    Banking Committee
                                                                    (1980-1986), Mayor of
                                                                    Salt Lake City, Utah
                                                                    (1971-1974), Astronaut,
                                                                    Space Shuttle Discovery
                                                                    (April 12-19, 1985),
                                                                    and Vice Chairman,
                                                                    Huntsman Corporation
                                                                    (chemical company).

Wayne E. Hedien (72)                     Director     Since         Retired; Director or     175            Director of The PMI
c/o Kramer Levin Naftalis & Frankel LLP               September     Trustee of the Retail                   Group Inc. (private
Counsel to the Independent Directors                  1997          Funds; (Since September                 mortgage insurance);
1177 Avenue of the Americas                                         1997) and the                           Trustee and Vice
New York, NY 10036                                                  Institutional Funds                     Chairman of The Field
                                                                    (since July 2003);                      Museum of Natural
                                                                    formerly associated                     History; director of
                                                                    with the Allstate                       various other business
                                                                    Companies (1966-1994),                  and charitable
                                                                    most recently as                        organizations.
                                                                    Chairman of The
                                                                    Allstate Corporation
                                                                    (March 1993- December
                                                                    1994) and Chairman and
                                                                    Chief Executive Officer
                                                                    of its wholly-owned
                                                                    subsidiary, Allstate
                                                                    Insurance Company (July
                                                                    1989-December 1994).

Dr. Manuel H. Johnson (57)               Director     Since         Senior Partner, Johnson  175            Director of NVR, Inc.
c/o Johnson Smick Group, Inc.                         July 1991     Smick International,                    (home construction);
888 16th Street, N.W.                                               Inc., a consulting                      Director of KFX Energy;
Suite 740                                                           firm; Chairperson of                    Director of RBS
Washington, D.C. 20006                                              the Investment                          Greenwich Capital
                                                                    Committee (since                        Holdings (financial
                                                                    October 2006) and                       holding company).
                                                                    Director or Trustee of
                                                                    the Retail Funds (since
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2003);
                                                                    Co-Chairman and a
                                                                    founder of the Group of
                                                                    Seven Council (G7C), an
                                                                    international economic
                                                                    commission; formerly
                                                                    Chairman of the Audit
                                                                    Committee (July
                                                                    1991-September 2006);
                                                                    Vice Chairman of the
                                                                    Board of Governors of
                                                                    the Federal Reserve
                                                                    System and Assistant
                                                                    Secretary of the U.S.
                                                                    Treasury.

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                         TERM OF                                IN FUND               OTHER
                                         POSITION(S)   OFFICE AND                               COMPLES           DIRECTORSHIPS
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)    OVERSEEN              HELD BY
          INDEPENDENT DIRECTOR           REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS    BY DIRECTOR**          DIRECTOR
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
Joseph J. Kearns (64)                    Director     Since         President, Kearns &      176            Director of Electro Rent
c/o Kearns & Associates LLC                           July 2003     Associates LLC                          Corporation (equipment
PMB754                                                              (investment                             leasing), The Ford
23852 Pacific Coast Highway                                         consulting);                            Family Foundation, and
Malibu, CA 90265                                                    Chairperson of the                      the UCLA Foundation.
                                                                    Audit Committee (since
                                                                    October 2006) and
                                                                    Director or Trustee of
                                                                    the Retail Funds (since
                                                                    July 2003) and the
                                                                    Institutional Funds
                                                                    (since August 1994);
                                                                    previously Deputy
                                                                    Chairperson of the
                                                                    Audit Committee (July
                                                                    2003- September 2006)
                                                                    and Chairperson of the
                                                                    Audit Committee of the
                                                                    Institutional Funds
                                                                    (October 2001-July
                                                                    2003); formerly CFO of
                                                                    the J. Paul Getty
                                                                    Trust.

Michael F. Klein (47)                    Director     Since         Chief Operating Officer  161            Director of certain
c/o Kramer Levin Naftalis & Frankel LLP               August 2006   and Managing Director,                  investment funds managed
Counsel to the Independent Directors                                Aetos Capital, LLC                      or sponsored by Aetos
1177 Avenue of the Americas                                         (since March 2000);                     Capital LLC.
New York, NY 10036                                                  Chairman of the Fixed-
                                                                    Income Sub-Committee of
                                                                    the Investment
                                                                    Committee (since
                                                                    October 2006) and
                                                                    Director or Trustee
                                                                    (since August 2006) of
                                                                    various Retail and
                                                                    Institutional Funds;
                                                                    formerly Managing
                                                                    Director, Morgan
                                                                    Stanley & Co. Inc. and
                                                                    Morgan Stanley Dean
                                                                    Witter Investment
                                                                    Management, President,
                                                                    Morgan Stanley
                                                                    Institutional Funds
                                                                    (June 1998-March 2000)
                                                                    and Principal, Morgan
                                                                    Stanley & Co. Inc. and
                                                                    Morgan Stanley Dean
                                                                    Witter Investment
                                                                    Management (August
                                                                    1997- December 1999).

Michael E. Nugent (70)                   Chairman of  Chairman of   General Partner of       175            None.
c/o Triumph Capital, L.P.                the Board    the Board     Triumph Capital, L.P.,
445 Park Avenue                          and          since July    a private investment
New York, NY 10022                       Director     2006 and      partnership; Chairman
                                                      Director      of the Board of the
                                                      since July    Retail Funds and
                                                      1991          Institutional Funds
                                                                    (since July 2006) and
                                                                    Director or Trustee of
                                                                    the Retail Funds (since
                                                                    July 1991) and the
                                                                    Institutional Funds
                                                                    (since July 2001);
                                                                    formerly Chairman of
                                                                    the Insurance Committee
                                                                    (until July 2006); Vice
                                                                    President, Bankers
                                                                    Trust Company and BT
                                                                    Capital Corporation
                                                                    (1984-1988).



                                                         TERM OF                                         OTHER
                                         POSITION(S)   OFFICE AND                                    DIRECTORSHIPS
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)             HELD BY
          INDEPENDENT DIRECTOR           REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS              DIRECTOR
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
W. Allen Reed (59)                       Director     Since         Chairperson of the       161            Director of GMAC
c/o Kramer Levin Naftalis & Frankel LLP               August 2006   Equity Sub-Commitee of                  (financial services),
Counsel to the Independent Directors                                the Investment                          GMAC Insurance Holdings
1177 Avenue of the Americas                                         Committee (since                        and Temple-Inland
New York, NY 10036                                                  October 2006) and                       Industries (Packaging,
                                                                    Director or Trustee                     Banking and Forrest
                                                                    (since August 2006) of                  Products); member of the
                                                                    various Retail and                      Board of Executives of
                                                                    Institutional Funds.                    the Morgan Stanley
                                                                    President and CEO of                    Capital International
                                                                    General Motors Asset                    Editorial Board;
                                                                    Management; Chairman                    Director of Legg Mason
                                                                    and Chief Executive                     and Director of various
                                                                    Officer of the GM Trust                 investment fund advisory
                                                                    Bank and Corporate Vice                 boards.
                                                                    President of General
                                                                    Motors Corporation
                                                                    (August 1994-December
                                                                    2005).

Fergus Reid (74)                         Director     Since         Chairman of Lumelite     176            Trustee and Director of
c/o Lumelite Plastics Corporation                     July 2003     Plastics Corporation;                   certain investment
85 Charles Colman Blvd.                                             Chairperson of the                      companies in the
Pawling, NY 12564                                                   Governance Committee                    JPMorgan Funds complex
                                                                    and Director or Trustee                 managed by J.P. Morgan
                                                                    of the Retail Funds                     Investment Management
                                                                    (since July 2003) and                   Inc.
                                                                    the Institutional Funds
                                                                    (since June 1992).

INTERESTED DIRECTOR:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                                                                IN FUND
                                                         TERM OF                                COMPLES               OTHER
                                         POSITION(S)   OFFICE AND                              OVERSEEN           DIRECTORSHIPS
        NAME, AGE AND ADDRESS OF          HELD WITH     LENGTH OF   PRINCIPAL OCCUPATION(S)   INTERESTED             HELD BY
          INTERESTED DIRECTOR            REGISTRANT   TIME SERVED*    DURING PAST 5 YEARS    BY DIRECTOR**          DIRECTOR
---------------------------------------  -----------  ------------  -----------------------  -------------  ------------------------
James F. Higgins (58)                    Director     Since         Director or Trustee of   175            Director of AXA
c/o Morgan Stanley Trust                              June 2000     the Retail Funds (since                 Financial, Inc. and The
Harborside Financial Center                                         June 2000) and the                      Equitable Life Assurance
Plaza Two                                                           Institutional Funds                     Society of the United
Jersey City, NJ 07311                                               (since July 2003);                      States (financial
                                                                    Senior Advisor of                       services).
                                                                    Morgan Stanley (since
                                                                    August 2000).

----------
* THIS IS THE EARLIEST DATE THE DIRECTOR BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT ADVISER") (THE "RETAIL FUNDS") OR THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS").

** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT ADVISER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISER THAT IS AN AFFILIATED PERSON OF THE INVESTMENT ADVISER (INCLUDING, BUT NOT LIMITED TO, MORGAN STANLEY INVESTMENT MANAGEMENT INC.) AS OF OCTOBER 2, 2006.

Executive Officers:

                                                   TERM OF
                               POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH         LENGTH OF
      EXECUTIVE OFFICER        REGISTRANT       TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   -------------   ---------------   --------------------------------------------------------------------
Ronald E. Robison (67)        President and   President since   President (since September 2005) and Principal Executive Officer
1221 Avenue of the Americas   Principal       September         (since May 2003) of funds in the Fund Complex; President (since
New York, NY 10020            Executive       2005 and          September 2005) and Principal Executive Officer (since May 2003) of
                              Officer         Principal         the Van Kampen Funds; Managing Director, Director and/or Officer of
                                              Executive         the Investment Adviser and various entities affiliated with the
                                              Officer since     Investment Adviser; Director of Morgan Stanley SICAV (since May
                                              May 2003          2004). Formerly, Executive Vice President (July 2003 to September
                                                                2005) of funds in the Fund Complex and the Van Kampen Funds;
                                                                President and Director of the Institutional Funds (March 2001 to
                                                                July 2003); Chief Global Operating Officer of Morgan Stanley
                                                                Investment Management Inc.; Chief Administrative Officer of Morgan
                                                                Stanley Investment Advisors Inc.; Chief Administrative Officer of
                                                                Morgan Stanley Services Company Inc.

J. David Germany (52)         Vice President  Since February    Managing Director and (since December 2005) Chief Investment Officer
Morgan Stanley Investment                     2006              - Global Fixed Income of Morgan Stanley Investment Management;
Management Ltd.                                                 Managing Director and Director of Morgan Stanley Investment
25 Cabot Square                                                 Management Limited; Vice President of the Retail and Institutional
Canary Wharf, London                                            Funds (since February 2006).
United Kingdom E144QA

Dennis F. Shea (53)           Vice President  Since February    Managing Director and (since February 2006) Chief Investment Officer
1221 Avenue of the Americas                   2006              - Global Equity of Morgan Stanley Investment Management; Vice
New York, NY 10020                                              President of the Retail and Institutional Funds (since February
                                                                2006). Formerly, Managing Director and Director of Global Equity
                                                                Research at Morgan Stanley.

Barry Fink (51)               Vice President  Since             Managing Director and General Counsel of Morgan Stanley Investment
1221 Avenue of the Americas                   February 1997     Management; Managing Director of the Investment Adviser and various
New York, NY 10020                                              entities affiliated with the Investment Adviser; Vice President of the Retail Funds and (since July 2003) the Institutional Funds.
                                                                Formerly, Secretary, General Counsel and/or Director of the
                                                                Investment Adviser and various entities affiliated with the
                                                                Investment Adviser; Secretary and General Counsel of the Retail
                                                                Funds.

Amy R. Doberman (44)          Vice President  Since July 2004   Managing Director and General Counsel, U.S. Investment Management of
1221 Avenue of the Americas                                     Morgan Stanley Investment Management (since July 2004); Vice
New York, NY 10020                                              President of the Retail Funds and the Institutional Funds (since
                                                                July 2004); Vice President of the Van Kampen Funds (since August
                                                                2004); Secretary (since February 2006) and Managing Director (since
                                                                July 2004) of the Investment Adviser and various entities affiliated with the Investment Adviser. Formerly, Managing Director and General
                                                                Counsel - Americas, UBS Global Asset Management (July 2000 to July
                                                                2004).

Carsten Otto (42)             Chief           Since October     Managing Director and U.S. Director of Compliance for Morgan Stanley
1221 Avenue of the Americas   Compliance      2004              Investment Management (since October 2004); Managing Director and
New York, NY 10020            Officer                           Chief Compliance Officer of Morgan Stanley Investment Management.
                                                                Formerly, Assistant Secretary and Assistant General Counsel of the
                                                                Retail Funds.

                                                   TERM OF
                               POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF      HELD WITH         LENGTH OF
      EXECUTIVE OFFICER        REGISTRANT       TIME SERVED*    PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
---------------------------   -------------   ---------------   --------------------------------------------------------------------
Stefanie V. Chang Yu (39)     Vice President  Since             Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                   December1997      affiliated with the Investment Adviser; Vice President of the Retail
New York, NY 10020                                              Funds (since July 2002) and the Institutional Funds (since December
                                                                1997). Formerly, Secretary of various entities affiliated with the
                                                                Investment Adviser.

Francis J. Smith (41)         Treasurer and   Treasurer since   Executive Director of the Investment Adviser and various entities
c/o Morgan Stanley Trust      Chief Financial July 2003 and     affiliated with the Investment Adviser; Treasurer and Chief
Harborside Financial Center   Officer         Chief Financial   Financial Officer of the Retail Funds (since July 2003). Formerly,
Plaza Two                                     Officer since     Vice President of the Retail Funds (September 2002 to July 2003).
Jersey City, NJ 07311                         September 2002

Mary E. Mullin (39)           Secretary       Since July 1999   Executive Director of the Investment Adviser and various entities
1221 Avenue of the Americas                                     affiliated with the Investment Adviser; Secretary of the Retail
New York, NY 10020                                              Funds (since July 2003) and the Institutional Funds (since June
                                                                1999).

----------
* THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS OR THE INSTITUTIONAL FUNDS.

                       2006 FEDERAL TAX NOTICE (UNAUDITED)

During the fiscal year ended August 31, 2006, 1.08% of the ordinary dividends paid by the Fund qualified for the dividends received deduction available to corporations. Additionally, please note that 0.80% of the Fund's ordinary dividends paid during the fiscal year ended August 31, 2006 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

DIRECTORS

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

J. David Germany
VICE PRESIDENT

Dennis F. Shea
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang Yu
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Mary E. Mullin
SECRETARY

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2006 Morgan Stanley

Morgan Stanley

                                                            MORGAN STANLEY FUNDS

                                                                  Morgan Stanley
                                                           High Yield Securities

                                                                   Annual Report

                                                                 August 31, 2006

                                                                  MORGAN STANLEY

HYLRPT-37915RPT-RA06-00933P-Y09/06

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Fund's Code of Ethics is attached hereto as Exhibit 12 A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Directors has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Directors: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006
                                                REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                                      $46,620              N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES                           $   531(2)      $5,328,768(2)
   TAX FEES                                     $ 5,200(3)      $1,640,675(4)
   ALL OTHER FEES                               $    --         $         (5)
TOTAL NON-AUDIT FEES                            $ 5,731         $6,969,443
TOTAL                                           $52,351         $6,696,443

2005
                                                REGISTRANT   COVERED ENTITIES(1)

AUDIT FEES                                      $46,106                N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES                           $   540(2)      $3,215,745(2)
   TAX FEES                                     $ 5,368(3)      $   24,000(4)
   ALL OTHER FEES                               $    --         $        --
TOTAL NON-AUDIT FEES                            $ 5,908         $ 3,239,745
TOTAL                                           $52,014         $ 3,239,745

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.

(4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.

(5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

----------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

          MORGAN STANLEY RETAIL FUNDS

          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley & Co. Incorporated
          Morgan Stanley DW Inc.
          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Van Kampen Asset Management
          Morgan Stanley Services Company, Inc.
          Morgan Stanley Distributors Inc.
          Morgan Stanley Trust FSB

          MORGAN STANLEY INSTITUTIONAL FUNDS

          Morgan Stanley Investment Management Inc.
          Morgan Stanley Investment Advisors Inc.
          Morgan Stanley Investment Management Limited
          Morgan Stanley Investment Management Private Limited
          Morgan Stanley Asset & Investment Trust Management Co., Limited Morgan Stanley Investment Management Company
          Morgan Stanley & Co. Incorporated
          Morgan Stanley Distribution, Inc.
          Morgan Stanley AIP GP LP
          Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Directors has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J. Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.


/s/ Ronald E. Robison
--------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
--------------------------------------
Ronald E. Robison
Principal Executive Officer
October 19, 2006


/s/ Francis Smith
--------------------------------------
Francis Smith
Principal Financial Officer
October 19, 2006